Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (12,528)	$ (5,416)	$ 3,881
PRC tax rate	25.00%	25.00%	25.00%
Tax loss (income tax expense) at PRC tax rate on income before income tax	$ 3,132	$ 1,354	$ (970)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(478)	(694)	(487)
Change in valuation allowance	$ 3,393	(307)	(644)
Reversal of deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries			1,378
Non-deductible and non-taxable items	$ (6,335)	(471)	1,850
Others	$ 288	$ 118	251
Income tax (expense) credit			$ 1,378